Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	$ 2,048	$ 1,709
Less: accumulated depreciation	(1,682)	(1,421)
Property and equipment, net	366	288
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	1,080	928
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	$ 968	$ 781